Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000026761 | U.S Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026761 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026761 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000026761 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000026763 | U.S Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026763 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026763 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000026763 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000168177 | U.S Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000168177 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168177 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000168177 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000026762 | U.S Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026762 | U.S Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000026762 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000026762 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	63.80%